Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Long Term Global Growth Equity Fund (the “Fund”)

Supplement dated August 1, 2019 to the Prospectuses and the Statement of Additional

Information (“SAI”), each dated April 30, 2019

Effective on or about September 2, 2019, John MacDougall will no longer be a Portfolio Manager for the Fund. The Prospectuses and the SAI relating to the Fund are revised as of that date to remove all references to John MacDougall as a Portfolio Manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE